Going Concern (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Working capital deficit	$ 220,716		$ 746,341
Accumulated deficit	(52,661,611)		(51,310,040)	$ (45,132,941)
Net loss	(1,351,571)	$ (2,957,959)	(6,177,099)	(3,078,120)
Cash flows for operating activities	$ (1,409,822)	$ (245,599)	$ (1,400,086)	$ (848,777)